UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant's telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2019 (UNAUDITED)

	Shares	Market Value
Master Limited Partnership - Common Stocks 67.96%

Gas Utilities 0.48%
AmeriGas Partners LP	84,720	$2,403,506

Oil & Gas Equipment & Services 2.76%
USA Compression Partners LP	861,917	13,756,195

Oil & Gas Exploration & Production 2.97%
Viper Energy Partners LP	450,806	14,836,025

Oil & Gas Storage & Transportation 61.75%
Andeavor Logistics LP	299,570	10,538,873
Antero Midstream GP LP	78,150	997,976
Antero Midstream Partners LP	685,484	16,554,439
BP Midstream Partners LP	179,296	2,938,661
Buckeye Partners LP	135,547	4,267,020
Cheniere Energy Partners LP	581,384	25,772,753
CNX Midstream Partners LP	741,953	11,507,691
Crestwood Equity Partners LP	355,684	11,282,296
DCP Midstream LP	212,980	6,864,345
Enable Midstream Partners LP	699,808	10,406,145
Energy Transfer Equity LP	1,238,970	18,324,366
Enterprise Products Partners LP	798,074	22,066,746
EQT Midstream Partners LP	240,553	9,350,295
Genesis Energy LP	233,592	5,033,908
Global Partners LP	99,897	1,898,043
Golar LNG Partners LP	119,913	1,546,878
Hess Midstream Partners LP	254,835	5,830,625
Holly Energy Partners LP	141,769	4,135,402
Magellan Midstream Partners LP	295,865	18,009,303
MPLX LP	622,758	20,650,655
NGL Energy Partners LP	151,508	1,975,664
Noble Midstream Partners LP	288,569	9,713,233
PBF Logistics LP	82,525	1,802,346

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Phillips 66 Partners LP	342,639	$16,809,869
Plains All American Pipeline LP	495,849	11,573,116
Shell Midstream Partners LP	724,683	12,957,332
Sprague Resources LP	215,782	3,376,988
Summit Midstream Partners LP	154,164	1,631,055
Sunoco LP	209,429	6,278,681
Tallgrass Energy LP	281,787	6,376,840
TC PipeLines LP	72,869	2,315,777
Teekay LNG Partners LP	216,461	3,082,405
Western Midstream Partners LP	662,095	22,153,698
		308,023,424

Total Master Limited Partnership - Common Stocks (Cost $328,652,183)		339,019,150

Common Stocks 30.82%

Gas Utilities 1.31%
UGI Corporation	119,500	6,560,550

Integrated Oil & Gas 3.20%
Chevron Corporation	50,900	6,086,622
Exxon Mobil Corporation	62,265	4,920,803
Occidental Petroleum Corporation	74,800	4,948,020
		15,955,445
Multi-Utilities 0.98%
Dominion Energy, Inc.	66,222	4,906,388

Oil & Gas Exploration & Production 1.27%
Marathon Oil Corporation	242,433	4,024,388
Parsley Energy, Inc., Class A(a)	127,050	2,304,687
		6,329,075
Oil & Gas Refining & Marketing 6.00%
Marathon Petroleum Corporation	214,811	13,320,430

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Phillips 66	80,237	$7,731,637
Valero Energy Corporation	109,064	8,895,260
		29,947,327
Oil & Gas Storage & Transportation 18.06%
Cheniere Energy, Inc.(a)	27,820	1,792,999
Enbridge, Inc.	460,632	17,038,778
EnLink Midstream, LLC	789,122	8,798,710
Kinder Morgan, Inc.	1,042,712	19,978,362
ONEOK, Inc.	217,198	13,957,143
Plains GP Holdings, LP, Class A	62,500	1,449,375
Targa Resources Corporation	253,700	10,208,888
TransCanada Corporation	27,550	1,232,036
Williams Companies, Inc. (The)	583,432	15,571,800
		90,028,091

Total Common Stocks (Cost $147,880,953)		153,726,876

Money Market Funds 2.06%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.32%(b)	10,257,637	10,257,637

Total Money Market Funds (Cost $10,257,637)		10,257,637

Total Investments — 100.84% (Cost $486,790,773)		503,003,663
Liabilities in Excess of Other Assets — (0.84)%		(4,205,646)
NET ASSETS - 100.00%		$498,798,017

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2019, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$88,483,989
Gross unrealized depreciation	(23,011,201)
Net unrealized appreciation	$65,472,788

Aggregate cost of securities for income tax purposes	$437,530,875

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of February 28, 2019 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Master Limited Partnerships	$302,029,426	$-	$-	$302,029,426
Common Stocks	190,716,600	-	-	190,716,600
Money Market Funds	10,257,637	-	-	10,257,637
Total Investment Securities	$503,003,663	$-	$-	$503,003,663

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By

/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	4/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	4/10/19

By

/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	4/10/19